Financial Instruments - Warrant Liability (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Apr. 15, 2014	Apr. 09, 2014	Dec. 31, 2014	Jun. 12, 2012
Derivative [Line Items]
Impact of fluctuation of unobservable inputs on warrant liability

The Company considers the warrant liability to be Level 3 because the share price volatility and the expected life of the contract are neither directly nor indirectly observable. At December 31, 2014, a 10% increase in the share price volatility would increase the warrant liability by approximately 12%, while a 10% decrease in the share price volatility would decrease the warrant liability by approximately 20%. A 10% decrease in the expected life of the contract would decrease the warrant liability by approximately 12%. The Company did not perform a sensitivity analysis for an increase in the expected life of the contract, since the fair value was determined assuming the warrants are held until expiration.

Right of purchase of common shares per warrant	0.4
Unit price	$ 2.05			$ 28.875
Warrants date of expiration	Apr. 10, 2019
Warrants redemption description

The Company has the right, commencing one year after issuance of the warrants, to call all of the outstanding warrants for redemption at a price of $0.01 for each warrant and upon not less than 30 days prior written notice of redemption to each warrant holder, subject to certain conditions, including that the reported last sale price of the Company’s common shares is at least $5.00 for any 20 trading days within a 30 consecutive trading day period ending on the third business day prior to the notice of redemption to warrant holders.

Warrants outstanding			5,647,500
Number of common shares into which warrants are exercisable			2,259,000
Fair value assumptions
Fair value assumptions - Stock price		$ 2.38	$ 0.86
Fair value assumptions - Exercise price	$ 2.65
Fair value assumptions - Volatility		54.05%	54.84%
Over-allotment option
Derivative [Line Items]
Warrants issued	647,500
Warrant price	$ 0.01
Warrants
Derivative [Line Items]
Units issued	5,000,000